Cover	Dec. 21, 2020	Nov. 12, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Dec. 21, 2020
Entity Registrant Name		PANGAEA LOGISTICS SOLUTIONS LTD.
Entity Central Index Key		0001606909
Entity Tax Identification Number		98-1205464
Amendment Flag		false
Entity Incorporation, State or Country Code		D0
Entity File Number		001-36798
Entity Address, Address Line One		109 Long Wharf
Entity Address, City or Town		Newport
Entity Address, State or Province		RI
Entity Address, Postal Zip Code		02840
City Area Code		401
Local Phone Number		846-7790
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		PANL
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false